Investments in Noncontrolled Entity (Details) $ / shares in Units, $ / shares in Units, $ in Millions								12 Months Ended
	Dec. 29, 2021 USD ($) $ / shares	Sep. 03, 2021 USD ($)	May 12, 2021 USD ($) $ / shares shares	Apr. 20, 2021 $ / shares shares	Feb. 16, 2021 USD ($) shares	Feb. 16, 2021 AUD ($) $ / shares shares	Oct. 23, 2020 AUD ($)	Dec. 31, 2021 USD ($) shares
Schedule of Equity Method Investments [Line Items]
Sale of stock price per share (in dollars per share) | $ / shares	$ 10.00
Aggregate purchase price	$ 100.0
Sky And Space Global Limited
Schedule of Equity Method Investments [Line Items]
Promotional fees receivable, annual amount							$ 1.0
Promotional fees receivable, term of contract							3 years
Referral fee payable per launch							$ 0.1
Sale of stock, number of shares issued in transaction (in shares) | shares					11,000,000	11,000,000
Sale of stock price per share (in dollars per share) | $ / shares						$ 0.20
Aggregate purchase price					$ 1,700,000	$ 2.2
Equity method investment, ownership percentage						14.70%
Minimum ownership for maintaining seat on board of directors (in shares) | shares								1,000,000
Unrealized gain (loss) on investments								$ 1,700,000
Unrealized loss on hedged item in fair value hedge								200,000
Sale and issuance (in shares) | shares				7,000,000
Option strike price (in dollars per share) | $ / shares				$ 400,000
Other income, net								1,200,000
Arqit Limited
Schedule of Equity Method Investments [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares			500,000
Sale of stock price per share (in dollars per share) | $ / shares			$ 10.00
Aggregate purchase price		$ 5,000,000	$ 5,000,000					5,000,000
Unrealized gain (loss) on investments								$ 6,900,000